Intangible Assets (Future Amortization) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Future Amortization
2018	$ 2,519
2019	1,862
2020	1,271
2021	739
2022	499
Thereafter	7,695
Intangible assets, net	$ 14,585
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Amortizing intangibles, weighted-average remaining useful life	5 years
Future Amortization
2018	$ 2,291
2019	1,634
2020	1,043
2021	511
2022	271
Thereafter	180
Intangible assets, net	$ 5,930
Favorable Lease Rates
Finite-Lived Intangible Assets [Line Items]
Amortizing intangibles, weighted-average remaining useful life	38 years
Future Amortization
2018	$ 228
2019	228
2020	228
2021	228
2022	228
Thereafter	7,515
Intangible assets, net	$ 8,655